BALANCE SHEET COMPONENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEET COMPONENTS
Depreciation Expense	$ 1,200	$ 1,000	$ 3,800	$ 3,000	$ 4,116	$ 4,077